LOANS FOR CAPITAL LEASE BUSINESS	12 Months Ended
Jun. 30, 2020
LOANS FOR CAPITAL LEASE BUSINESS
LOANS FOR CAPITAL LEASE BUSINESS

NOTE 9 -             LOANS FOR CAPITAL LEASE BUSINESS

Bank loans

Bank loans of $Nil and $338,763 as of June 30, 2020 and 2019, respectively, represented RMB denominated loans Jinshang Leasing obtained for Yancheng projects from CITIC Bank.

The CITIC Bank loan for Yancheng project with a principal amount of RMB3.1 million ($0.5 million) was obtained in April 2015, bears interest at the fixed rate of 5.75% per annum, has a term from April 3, 2015 to February 12, 2020, pledged with time deposit certificate from Potevio New Energy Yancheng Co., Ltd (lessee of Yancheng project) of $498,898 (RMB3,426,450) as of June 30, 2019.

Interest expense incurred on the bank loans for the years ended June 30, 2020 and 2019 were $10,369and $324,350, respectively.

Other loans

Other loans of $ Nil and $ 377,393 as of June 30, 2020 and 2019 represented RMB denominated loans Jinshang Leasing obtained in July 2016 and April 2017 for its various direct financing lease projects from Great Wall Guoxing Financial Leasing Co., Ltd. The loans bear interest at the fixed rate of 6% per annum and the term of the loans is thirty months and matures in 2019, and pledged against the Company’s receivables from its certain direct financing leases, with a gross carrying amount of$1,433,609 (RMB9,846,081)as of June 30, 2019,Jinshang Leasing paid deposits totaled $ 182,782(RMB1,255,355) (Note 9) to Great Wall Guoxing Financial Leasing Co., Ltd as of June 30, 2019, respectively, which are non-interest bearing and repayable upon maturity of the other loans.

Interest expense incurred on the other loans for the years ended June 30, 2020and 2019 were $1,597 and $118,821, respectively.

As of June 30, 2020, the borrowings was Nil.

As of June 30, 2019, the borrowings will be due according to the following schedule:

	Bank loans	Other loans
	(principal amounts)	(principal amounts)
Within 1 year	$338,763	$377,393
Between 1 to 2 years
Between 2 to 3 years	—	—
Between 3 to 4 years	—	—
Between 4 to 5 years	—	—
Beyond 5 years	—	—
	$338,763	$377,393